RESTATEMENT AND REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Effect of Restatement on Financial Statements (Details) - USD ($)	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred underwriting fee payable	$ 2,012,500	$ 1,750,000	$ 1,725,000
Common Stock Subject to Possible Redemption	50,944,084	43,854,220
Common stock	246	241	144
Additional paid in capital	5,149,077	5,001,446	$ 24,856
As Previousl Reported | ASU 2020-06
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred underwriting fee payable	1,725,000	1,500,000
Common Stock Subject to Possible Redemption	51,231,583	44,104,220
Common stock	243	238
Additional paid in capital	5,149,081	5,001,449
Adjustments | ASU 2020-06
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred underwriting fee payable	287,500	250,000
Common Stock Subject to Possible Redemption	(287,499)	(250,000)
Common stock	3	3
Additional paid in capital	$ (4)	$ (3)